Property, plant and equipment	12 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment

13. Property, plant and equipment

	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment

At June 30, 2021
Opening balance	172	13,412	18,334	2,442	34,360	-	81,565	115,925
Acquisitions	-	2,829	6,926	455	10,210	461	8,019	18,690
Acquisitions – business combination	-	1,730	341	52	2,123	-	4,916	7,039
Disposals	-	(894)	(5,154)	(261)	(6,309)	-	-	(6,309)
Transfers	-	1,431	766	42	2,239	(461)	-	1,778
Depreciation	(64)	(1,464)	(808)	(359)	(2,695)	-	(23,212)	(25,907)
Translation gains (losses)	-	(157)	(248)	(21)	(426)	-	(400)	(826)
Accounting balance, net	108	16,887	20,157	2,350	39,502	-	70,888	110,390
At June 30, 2021
Total cost	1,041	22,975	53,200	4,292	81,508	-	172,457	253,965
Accumulated depreciation	(933)	(6,088)	(33,043)	(1,942)	(42,006)	-	(101,569)	(143,575)
Accounting balance, net	108	16,887	20,157	2,350	39,502	-	70,888	110,390

At June 30, 2022
Opening balance	108	16,887	20,157	2,350	39,502	-	70,888	110,390
Acquisitions	-	2,111	11,266	506	13,883	13,400	23,502	50,785
Disposals	-	(774)	(627)	-	(1,401)	-	(185)	(1,586)
Transfers	200	13,413	-	-	13,613	(13,400)	(213)	-
Depreciation	(120)	(2,673)	(1,944)	(489)	(5,226)	-	(26,136)	(31,362)
Translation gains (losses)	-	74	131	10	215	-	(311)	(96)
Accounting balance, net	188	29,038	28,983	2,377	60,586	-	67,545	128,131
At June 30, 2022
Total cost	1,241	41,022	60,791	4,843	107,897	-	195,214	303,111
Accumulated depreciation	(1,053)	(11,984)	(31,808)	(2,466)	(47,311)	-	(127,669)	(174,980)
Accounting balance, net	188	29,038	28,983	2,377	60,586	-	67,545	128,131
Annual depreciation rates (weighted average) - %	3	7	7	10			20